Shareholder's Equity (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Mar. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] 9.75% Senior Notes [Member]	Jul. 02, 2011 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2010 Senior Notes [Member] 9.75% Senior Notes [Member]	Feb. 14, 2007 Senior Notes [Member] 9.75% Senior Notes [Member]
Shareholders' Equity [Line Items]
Minority interest purchase price	$ 125,000,000
Contributed capital	125,000,000			0	125,000,000	0
Issuance Costs	4,900,000
Amount redeemed of senior notes											$ 125,000,000
Interest rate of senior notes							9.75%	9.75%	9.75%	9.75%		9.75%	9.75%